EQUITY (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended				6 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 16, 2013	Mar. 23, 2011	Jun. 30, 2013 February 2011 Convertible Loan [Member]	Jun. 30, 2011 February 2011 Convertible Loan [Member]	Dec. 31, 2012 February 2011 Convertible Loan [Member]	Dec. 31, 2012 Warrant 3 [Member]	Apr. 14, 2011 Warrant 3 [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2011 Stock Option [Member]	Dec. 31, 2012 Employees [Member]	Dec. 31, 2011 Employees [Member]	Dec. 31, 2012 Non Employees [Member]	Dec. 31, 2011 Non Employees [Member]	Mar. 28, 2012 Non Employees [Member] Warrant 1 [Member]	Dec. 31, 2012 Non Employees [Member] Waarant 2 [Member]	Dec. 31, 2011 Non Employees [Member] Waarant 2 [Member]	Dec. 31, 2010 Non Employees [Member] Waarant 2 [Member]	Mar. 22, 2012 Non Employees [Member] Waarant 2 [Member]	Jun. 30, 2013 Convertibles and Bonds with Warrants Attached [Member]	Jun. 30, 2013 Bridge Loan [Member]	Jun. 30, 2013 Bridge Loan [Member] Convertibles and Bonds with Warrants Attached [Member]
Class of Warrant or Right [Line Items]
Long-term Debt, Gross																									$ 42,857	$ 8,048,000	$ 350
Warrants Exercise Price (in dollars per shares)																									$ 0.35		$ 0.35
Debt Discount Recorded On Bridge Loan			336,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period (in shares)			142,857
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance (in dollars per share)	$ 8.75		$ 8.75		$ 35.00		$ 8.75		$ 17.50				$ 8.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 15.75	$ 8.40
Share-based Compensation, Total	201,000	134,000	336,000	108,000	554,000	1,020,000										371,000	701,000	183,000	223,000	143,000	194,000	96,000	95,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total					1,600,000	1,400,000
Proceeds from Stock Options Exercised			0	2,000	2,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period														422	238
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value					5,000	180,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value					996,000	924,000
Warrants Issued During Period, Number of Warrants													14,285							8,571				43,446
Consulting Fee Amount					0	40,000						108,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance											285,714
Stock Repurchase Program, Number of Shares Authorized to be Repurchased								1,000,000
Stock Repurchase Program Number Of Shares Authorized To Be Repurchased Percentage of Share Capital								10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value					$ 619,000	$ 111,000
Debt Conversion Converted Instrument Stock Options Issued									285,714	571,428